Investment properties (Details 1) - Shopping Malls [Member] - Discounted Cash Flows [Member]	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about investment property [line items]
Discount rate	9.79%	9.35%
Growth rate	3.00%	3.00%